Psyence Labs Ltd. Share Exchange (Details) - USD ($)		12 Months Ended
	Oct. 28, 2024	Mar. 31, 2025	Mar. 31, 2024
Psyence Labs Ltd Share Exchange [Line Items]
Issuance of additional share	32,248
Consideration of shares	35,594
Fair value of shares issued	$ 722,033	$ 313,628
Fair value of investment		745,000
Third-party investor		745
Unrealized fair value gain		$ 22,967
Psyence Labs Ltd. [Member]
Psyence Labs Ltd Share Exchange [Line Items]
Common shares issued	1,000
Ordinary shares [member]
Psyence Labs Ltd Share Exchange [Line Items]
Common shares issued	3,346	568,021	22,402